Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepaid expenses
Prepaid expenses

9.   Prepaid expenses

(a)This caption is made up as follows:

	2024	2023
	US$(000)	US$(000)

Right to use facilities paid in advance (b)	24,996	23,034
Prepaid insurance	13,760	22,325
Deferred costs of works for taxes	1,839	1,477
Other prepaid expenses	141	1,288
	40,736	48,124

Classification by maturity:
Current portion	19,474	25,976
Non-current portion	21,262	22,148
	40,736	48,124

See related accounting policies in Note 2.4(g).

(b)

Corresponds mainly to payments made in advance to Huanza a Orygen (before Enel) for an original amount of US$31,007,190 corresponding to the right to use the capacity of its hydraulic facilities. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.